Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 86,146
Reclassification on change of holding intention:
Provision for impairment losses	994	¥ 3,279	¥ 18
Ending balance	91,186	86,146
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	171,338	162,430
Additions	4,076	2,924
Transferred from construction in progress (Note 20)	11,813	11,276
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	0	0
-transferred to other property, plant and equipment, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	2,761	2,780
Disposals	(7,513)	(7,939)
Disposal of a subsidiary		(133)
Transfer to assets held for sale	(6,461)
Others	9
Ending balance	176,023	171,338	162,430
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85,192	77,642
Depreciation charge for the year	8,835	8,824
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	0	0
-transferred to other property, plant and equipment, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	1,202	982
Disposals	(5,124)	(5,502)
Disposal of a subsidiary		(26)
Provision for impairment losses	994	3,279
Impairment losses written off on disposals	(809)	(7)
Transfer to assets held for sale	(2,812)
Impairment losses transfer to assets held for sale (Note 35)	(2,641)
Ending balance	84,837	85,192	77,642
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	312
Reclassification on change of holding intention:
Ending balance	305	312
Investment properties [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	522	470
Additions	0	0
Transferred from construction in progress (Note 20)	0	0
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	50	52
-transferred to other property, plant and equipment, net	(32)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals	(8)	0
Disposal of a subsidiary		0
Transfer to assets held for sale	0
Others	9
Ending balance	541	522	470
Investment properties [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	210	166
Depreciation charge for the year	16	23
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	35	21
-transferred to other property, plant and equipment, net	(19)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals	(6)	0
Disposal of a subsidiary		0
Provision for impairment losses	0	0
Impairment losses written off on disposals	0	0
Transfer to assets held for sale	0
Impairment losses transfer to assets held for sale (Note 35)	0
Ending balance	236	210	166
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,035
Reclassification on change of holding intention:
Ending balance	17,397	16,035
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,475	16,046
Additions	66	12
Transferred from construction in progress (Note 20)	2,097	5,720
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	(50)	(52)
-transferred to other property, plant and equipment, net	32
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals	(115)	(152)
Disposal of a subsidiary		(99)
Transfer to assets held for sale	0
Others	0
Ending balance	23,505	21,475	16,046
Buildings [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,440	4,917
Depreciation charge for the year	712	618
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	(35)	(21)
-transferred to other property, plant and equipment, net	19
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals	(28)	(59)
Disposal of a subsidiary		(15)
Provision for impairment losses	0	0
Impairment losses written off on disposals	0	0
Transfer to assets held for sale	0
Impairment losses transfer to assets held for sale (Note 35)	0
Ending balance	6,108	5,440	4,917
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,863
Reclassification on change of holding intention:
Ending balance	59,190	54,863
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	114,380	113,276
Additions	2,855	1,435
Transferred from construction in progress (Note 20)	8,796	3,719
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	0	0
-transferred to other property, plant and equipment, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	2,761	2,780
Disposals	(6,393)	(6,830)
Disposal of a subsidiary		0
Transfer to assets held for sale	(6,309)
Others	0
Ending balance	116,090	114,380	113,276
Aircraft [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,517	54,177
Depreciation charge for the year	5,673	5,744
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	0	0
-transferred to other property, plant and equipment, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	1,202	982
Disposals	(4,270)	(4,588)
Disposal of a subsidiary		0
Provision for impairment losses	914	3,202
Impairment losses written off on disposals	(809)	0
Transfer to assets held for sale	(2,746)
Impairment losses transfer to assets held for sale (Note 35)	(2,581)
Ending balance	56,900	59,517	54,177
Other flight equipment including rotables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,717
Reclassification on change of holding intention:
Ending balance	10,103	10,717
Other flight equipment including rotables [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,025	24,385
Additions	487	542
Transferred from construction in progress (Note 20)	434	497
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	0	0
-transferred to other property, plant and equipment, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals	(441)	(399)
Disposal of a subsidiary		0
Transfer to assets held for sale	(152)
Others	0
Ending balance	25,353	25,025	24,385
Other flight equipment including rotables [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,308	13,119
Depreciation charge for the year	1,394	1,493
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	0	0
-transferred to other property, plant and equipment, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals	(406)	(372)
Disposal of a subsidiary		0
Provision for impairment losses	80	75
Impairment losses written off on disposals	0	(7)
Transfer to assets held for sale	(66)
Impairment losses transfer to assets held for sale (Note 35)	(60)
Ending balance	15,250	14,308	13,119
Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,219
Reclassification on change of holding intention:
Ending balance	4,191	4,219
Machinery, equipment and vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,936	8,253
Additions	668	935
Transferred from construction in progress (Note 20)	486	1,340
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	0	0
-transferred to other property, plant and equipment, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals	(556)	(558)
Disposal of a subsidiary		(34)
Transfer to assets held for sale	0
Others	0
Ending balance	10,534	9,936	8,253
Machinery, equipment and vehicles [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,717	5,263
Depreciation charge for the year	1,040	946
Reclassification on change of holding intention:
-transferred from other property, plant and equipment, net	0	0
-transferred to other property, plant and equipment, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals	(414)	(483)
Disposal of a subsidiary		(11)
Provision for impairment losses	0	2
Impairment losses written off on disposals	0	0
Transfer to assets held for sale	0
Impairment losses transfer to assets held for sale (Note 35)	0
Ending balance	¥ 6,343	¥ 5,717	¥ 5,263